COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Operating Lease Commitments with Non-Cancellable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 22,139	$ 22,448
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	2,693	2,483
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	2,409	2,183
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	1,947	1,855
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	1,776	1,261
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	1,654
Later years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 11,660	11,451
2017 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations		$ 3,215